Other Non-Current Assets	12 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

4. OTHER NON-CURRENT ASSETS

The amount of other non-current assets consisted of the following:

	September 30, 2024	September 30, 2023
Prepayment of projects	$-	$28,413,048
Prepayments of land leases	-	545,505
Deposit	60,793	59,333
Total	$60,793	$29,017,886

As of September 30, 2024, prepayments of projects were transferred to other current assets as the projects were expected to be completed within 12 months from September 30, 2024.